SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A ordinary share reflected in the condensed consolidated balance sheets (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds		$ 230,000,000		$ 230,000,000
Proceeds allocated to Public Warrants		(11,270,000)		(11,270,000)
Class A ordinary shares issuance costs		(12,737,837)		(12,737,837)
Accretion of carrying value to redemption value	$ (24,007,837)	24,007,837	$ (24,007,837)	24,007,837
Class A ordinary shares subject to possible redemption		$ 230,000,000	$ 230,000,000	$ 230,000,000	$ 230,000,000	$ 230,000,000